Changes in Capital Accounts, Preferred Stock (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)	793,657	0
Preferred stock, shares outstanding (in shares)	793,657	0
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,250,000
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,200,000
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, shares issued (in shares)	793,657
Preferred stock, shares outstanding (in shares)	793,657